Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	Dec. 29, 2015
SCS Tactical Allocation Fund | SCS Tactical Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.46%
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	0.42%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	4.04%
1 Year	rr_ExpenseExampleYear01	$ 862
3 Years	rr_ExpenseExampleYear03	1,724
5 Years	rr_ExpenseExampleYear05	2,596
10 Years	rr_ExpenseExampleYear10	$ 4,817
Annual Return 2012	rr_AnnualReturn2012	(0.17%)
Annual Return 2013	rr_AnnualReturn2013	39.05%
Annual Return 2014	rr_AnnualReturn2014	(15.01%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of most recent quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.88%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.56%)
Past 1 Year	rr_AverageAnnualReturnYear01	(15.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 2012
SCS Tactical Allocation Fund | SCS Tactical Allocation Fund | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(17.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
SCS Tactical Allocation Fund | SCS Tactical Allocation Fund | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(7.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
SCS Tactical Allocation Fund | SCS Tactical Allocation Fund | Benchmark of 60% S&P 500 Index & 40% Barclays Aggregate Bond Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.20%
Since Inception	rr_AverageAnnualReturnSinceInception	12.43%
SCS Tactical Allocation Fund | SCS Tactical Allocation Fund | Morningstar Tactical Allocation Category (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.93%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.27%	[3]
SCS Tactical Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SCS Tactical Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SCS Tactical Allocation Fund seeks to achieve capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118.35 % of the average value of its portfolio. The increase in portfolio turnover was attributable to an increase in Fund assets and the Fund's investments in certain short-duration assets.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.35%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing in a mix of equity securities and fixed income securities, which the Fund's investment adviser, Sentinel Capital Solutions, Inc. (the "Advisor"), determines are undervalued, offer the potential for capital appreciation, or may offer appreciation with lower volatility than the overall market. The Advisor may invest in equity securities issued by nano- ("penny stocks"), micro-, small-, mid-, or large-capitalization companies, depending on which category currently offers the best opportunity for capital appreciation.
In selecting securities for the Fund's portfolio, the Advisor first implements a "top down" approach, using proprietary modeling and research tools to determine an allocation between equities and fixed income securities and, with respect to the equity portion of the portfolio, identify those sectors of the economy that the Advisor believes have the most favorable outlook based on market and economic conditions. The Advisor then uses its proprietary research to select individual securities for the Fund's portfolio that are currently disfavored by the markets or are trading at prices below their historic averages. Depending on the results of the Advisor's research, the Fund may invest in equity securities (including common stock, preferred stock, shares of other investment companies and equity- and commodity-based exchange-traded funds ("ETFs")), fixed income securities (including corporate bonds, government issued bonds, and fixed income-based ETFs), or may hold a portion of the portfolio in cash and cash equivalents.
In selecting common and preferred stocks for the Fund, the Advisor seeks to invest in companies that are trading below the historical average stock price, have experienced negative events and are currently disfavored in the market, or whose stock price is otherwise below what the Advisor believes is the intrinsic value of the security. The Advisor may invest in equity securities issued by small-, mid-, or large-capitalization companies, depending on which category currently offers the best opportunity for capital appreciation. The Advisor may also invest in foreign companies through foreign securities, as well as American Depositary Receipts ("ADRs") or similar depositary receipts which are issued by a domestic bank, but which represent an equity interest in the foreign company.
An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day. Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor's 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Unlike traditional indexes, which generally weight their holdings based on relative size (market capitalization), enhanced indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value, or dividends. The Fund may invest in traditional and enhanced ETFs. Commodity-based ETFs may hold the actual underlying commodity, or may invest in companies that benefit from the mining, processing, or delivery of certain commodities. In selecting equity- and commodity-based ETFs, the Advisor will first identify an ETF that provides exposure to the particular sector of the market or industry the Advisor has already determined to be undervalued or offers the potential for capital appreciation. ETFs may also be used to invest broadly in the markets rather than hold a large portion of the portfolio in cash pending investment decisions.
In selecting fixed income securities, the Advisor will consider those segments of the fixed income markets that may be disfavored in the markets or otherwise trading at a discount to their true value. For instance, at times fixed income securities with a lower credit rating may be less attractive in the market and, therefore, may offer the opportunity for capital appreciation. Similarly, at times fixed income securities issued by governments, including municipalities, may be less attractive to investors than corporate bonds, but may offer an opportunity for capital appreciation. The Advisor may invest in fixed income securities of any maturity and any credit rating, including high-yield fixed income securities (junk bonds). The Advisor may also purchase shares of fixed income ETFs that track certain fixed income indices.
The Advisor will sell holdings from the portfolio when the Advisor's top-down macro research or sector-specific research indicates other sectors of the economy offer a better opportunity for capital appreciation, when securities reach a price target for the security (floor or ceiling), when there is an opportunity to sell a holding after making an attractive return on the investment, to limit loss on an investment, or in the case of fixed income securities, upon maturity or when the bond is able to be sold at a premium.
Because the Advisor makes investment decisions based on global economic trends, it is possible that the Advisor's proprietary modeling will lead to substantial investments in a few particular asset classes or types of investments. For instance, at times the Fund may be substantially invested in large-cap equity securities, but as global trends shift, the Fund may later be invested substantially in government-issued fixed-income securities. The Advisor believes that preserving the flexibility to make these different investments, the Fund will achieve its goal of capital appreciation, while maintaining lower volatility than the overall market. The Fund's portfolio will be sufficiently allocated among issuers and types of investments to achieve adequate diversification for purposes of both tax laws and the Investment Company Act of 1940.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:
Foreign Securities Risk. The Fund may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities. The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
Depository Receipts. The Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers, including both sponsored and unsponsored American Depository Receipts and Global Depository Receipts. Depository receipts are issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Unsponsored depository receipt programs are organized independently of the issuer of the underlying securities and, consequently, available information concerning the issuer may not be as current as for sponsored depository receipts and the prices of unsponsored depository receipts may be more volatile. The Fund's investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including the risk that changes in currency exchange rates will negatively affect the value of investments.
Fixed Income Risk. To the extent the Fund or an ETF in which the Fund invests holds fixed income securities, the Fund will be directly or indirectly subject to the risks associated with fixed income investments. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the rating of a debt security, the greater its risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception are likely to cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.
Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund's fixed income securities and preferred stocks, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.
Large-Cap Company Risk. A Fund with holdings of large capitalization company securities may underperform the market as a whole.
Micro-Cap and Nano-Cap Securities Risk. Some of the small companies in which the Fund invests may be micro-cap (typically less than $300 million in market capitalization) or nano-cap companies (typically less than $50 million in market capitalization).  Micro-cap and nano-cap stocks may offer greater opportunity for capital appreciation than the stocks of larger and more established companies; however, they also involve substantially greater risks of loss and price fluctuations.  Micro-cap and nano-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable (and some companies may be experiencing significant losses), their share prices to be more volatile and their markets to be less liquid than companies with larger market capitalizations.  Micro-cap and nano-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and may lack management depth.  In addition, there may be less public information available about these companies.  The shares of micro-cap and nano-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.  Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap or nano-cap company.
Management Style Risk. Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions. The returns from the types of securities purchased by the Fund (large-cap, mid-cap, growth, value, etc.) may at times be better or worse than the returns from other types of funds. Each type of investment tends to go through cycles of performing better or worse than the stock market in general. The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.
Manager Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The portfolio manager's experience is discussed in the section of this prospectus entitled "Management of the Fund Investment Advisor."
Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects. The Fund's performance per share will change daily in response to such factors.
Risks of Investing in Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Bonds and notes are prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
Risks of Investing in Municipal Securities. The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. There could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Risks Related to Investing in Other Investment Companies. The Fund's investments in other investment companies, including ETFs, closed-end mutual funds, and open-end mutual funds, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund's investment will fluctuate in response to the performance of such portfolio. Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs and mutual funds in which the Fund invests in addition to the Fund's direct fees and expenses. These types of investments by the Fund could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by shareholders.
Risks of Investing in REITs. To the extent that the Fund invests in real estate investment trusts (REITs), it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. A Fund's investments in REITs could cause the Fund to recognize income in excess of cash received from those securities and, as a result, the Fund may be required to sell portfolio securities, including when it is not advantageous to do so, in order to make required distributions.
Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and tables shown on the following page provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund's average annual total returns of compare to that of a broad-based securities market index. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting http://www.ncfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and tables shown on the following page provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund's average annual total returns of compare to that of a broad-based securities market index. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.ncfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the chart and table above. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Quarterly Returns
Highest and Lowest Returns During This Time Period
Highest return for a quarter	16.59%	Quarter ended December 31, 2013
Lowest return for a quarter	-11.56%	Quarter ended December 31, 2014
Year-to-date return as of most recent quarter	-5.88%	Quarter ended September 30, 2015

Performance Table Heading	rr_PerformanceTableHeading	Periods Ended December 31, 2014 (returns with maximum sales charge)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume any expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, borrowing costs, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and, payments under the Rule 12b-1 distribution plan) to not more than 3.75% of the average daily net assets of the Fund through January 1, 2017 . The Fund's net expense ratio will be higher than 3.75% to the extent that it incurs expenses excluded from the Expense Limitation Agreement. The Expense Limitation Agreement may not be terminated prior to that date. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
[3]	In prior prospectuses, the Fund compared its performance against only a blend of 60% S&P 500, 40% Barclays Aggregate Bond Index. The Advisor believes the Morningstar Tactical Allocation Category is a more appropriate and accurate index against which to compare the Fund's investment strategies than the aforementioned blend and, therefore, the Morningstar Tactical Allocation Category will replace the blend in future comparisons.